Interest and investment income, net - Summary of Interest and Investment Income, Net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Interest and investment income, net
Unrealized investment income/(loss) of short-term investments	¥ (202,012,339)	$ (28,452,843)	¥ (40,405,563)	¥ 8,078,064
Realized investment income of short-term investments	300,705,577	42,353,495	154,931,404	116,288,421
Unrealized investment (loss)/income of long-term investments	645,974,321	90,983,580	(58,356,978)	(24,635,329)
Realized investment (loss)/income of long-term investments	(659,477,110)	(92,885,408)	(8,550,287)
Investment income of structured deposits	59,394,774	8,365,579	3,815,277	6,026,140
Interest income	110,747,398	15,598,445	54,793,874	27,634,511
Income from the repurchase of convertible senior notes			10,028,456	12,046,522
Interest expense of convertible senior notes			(3,439,972)	(15,982,460)
Net investment income	¥ 255,332,621	$ 35,962,848	¥ 112,816,211	¥ 129,455,869